STOCK BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
STOCK BASED COMPENSATION
Stock Option Activity

	Number of Shares	Weighted Average Exercise Price	Weighted Remaining Contractual Term (Years)
Outstanding, December 31, 2015	2,275,000	$0.33	6.50

Exercisable, December 31, 2015	2,200,000	$0.30	6.72

Granted	1,425,000	0.97	5.5
Exercised	—	—	—
Forfeited	—	—	—

Outstanding, June 30, 2016	3,700,000	$0.58	6.53
Exercisable, June 30, 2016	2,600,000	$0.42	6.09

	Number of Shares	Weighted Average Exercise Price	Remaining Contractual Term (Years)
Outstanding Options, December 31, 2013	2,000,000	$0.25	8.96
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—

Outstanding, December 31, 2014	2,000,000	$0.25	7.96

Exercisable, December 31, 2014	2,000,000	$0.25	7.96

Outstanding Options, December 31, 2014	2,000,000	$0.25	7.96
Granted	275,000	1.00	2.90
Exercised	—	—	—
Forfeited	—	—	—

Outstanding, December 31, 2015	2,275,000	$0.33	6.50

Exercisable, December 31, 2015	2,200,000	$0.30	6.72